Condensed Consolidating Financial Statements (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012	May 31, 2014	May 31, 2013	May 31, 2012
Condensed Financial Statements Captions [Line Items]
REVENUES	$ 11,839	$ 11,301	$ 11,403	$ 11,024	$ 11,435		$ 10,953		$ 11,107		$ 10,792	$ 45,567	$ 44,287	$ 42,680
OPERATING EXPENSES:
Salaries and employee benefits												16,555	16,570	16,099
Purchased transportation												8,011	7,272	6,335
Rentals and landing fees												2,622	2,521	2,487
Depreciation and amortization												2,587	2,386	2,113
Fuel												4,557	4,746	4,956
Maintenance and repairs												1,862	1,909	1,980
Business realignment, impairment and other charges													660	134
Other												5,927	5,672	5,390
OPERATING EXPENSES												42,121	41,736	39,494
OPERATING INCOME	1,183	641	827	795	502	[1]	589	[1]	718	[1]	742	3,446	2,551	3,186
OTHER INCOME (EXPENSE):
Interest, net												(142)	(61)	(39)
Other, net												(15)	(35)	(6)
INCOME BEFORE INCOME TAXES												3,289	2,455	3,141
PROVISION FOR INCOME TAXES												1,192	894	1,109
NET INCOME	730	378	500	489	303	[1]	361	[1]	438	[1]	459	2,097	1,561	2,032
COMPREHENSIVE INCOME (LOSS)												2,223	2,694	(371)
Parent Company [Member]
OPERATING EXPENSES:
Salaries and employee benefits												99	103	114
Rentals and landing fees												5	5	5
Depreciation and amortization												1	1	1
Maintenance and repairs												1	1	1
Business realignment, impairment and other charges													21
Intercompany charges, net												(209)	(227)	(218)
Other												103	96	97
OTHER INCOME (EXPENSE):
Equity in earnings of subsidiaries												2,097	1,561	2,032
Interest, net												(167)	(108)	(75)
Intercompany charges, net												172	113	80
Other, net												(5)	(5)	(5)
INCOME BEFORE INCOME TAXES												2,097	1,561	2,032
NET INCOME												2,097	1,561	2,032
COMPREHENSIVE INCOME (LOSS)												2,251	2,622	(120)
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
REVENUES												38,088	37,073	36,412
OPERATING EXPENSES:
Salaries and employee benefits												14,303	14,375	14,153
Purchased transportation												5,374	4,839	4,509
Rentals and landing fees												2,282	2,198	2,221
Depreciation and amortization												2,379	2,200	1,962
Fuel												4,460	4,650	4,877
Maintenance and repairs												1,734	1,791	1,882
Business realignment, impairment and other charges													639	134
Intercompany charges, net												(125)	(329)	(323)
Other												4,823	4,565	4,482
OPERATING EXPENSES												35,230	34,928	33,897
OPERATING INCOME												2,858	2,145	2,515
OTHER INCOME (EXPENSE):
Equity in earnings of subsidiaries												411	253	395
Interest, net												16	42	31
Intercompany charges, net												(194)	(131)	(102)
Other, net												(14)	(20)	(10)
INCOME BEFORE INCOME TAXES												3,077	2,289	2,829
PROVISION FOR INCOME TAXES												1,004	710	875
NET INCOME												2,073	1,579	1,954
COMPREHENSIVE INCOME (LOSS)												2,072	1,618	1,796
Non Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
REVENUES												7,820	7,543	6,569
OPERATING EXPENSES:
Salaries and employee benefits												2,153	2,092	1,832
Purchased transportation												2,796	2,574	1,944
Rentals and landing fees												340	324	267
Depreciation and amortization												207	185	150
Fuel												97	96	79
Maintenance and repairs												127	117	97
Intercompany charges, net												334	556	541
Other												1,178	1,193	988
OPERATING EXPENSES												7,232	7,137	5,898
OPERATING INCOME												588	406	671
OTHER INCOME (EXPENSE):
Interest, net												9	5	5
Intercompany charges, net												22	18	22
Other, net												4	(10)	9
INCOME BEFORE INCOME TAXES												623	419	707
PROVISION FOR INCOME TAXES												188	184	234
NET INCOME												435	235	473
COMPREHENSIVE INCOME (LOSS)												408	268	380
Consolidation Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
REVENUES												(341)	(329)	(301)
OPERATING EXPENSES:
Purchased transportation												(159)	(141)	(118)
Rentals and landing fees												(5)	(6)	(6)
Other												(177)	(182)	(177)
OPERATING EXPENSES												(341)	(329)	(301)
OTHER INCOME (EXPENSE):
Equity in earnings of subsidiaries												(2,508)	(1,814)	(2,427)
INCOME BEFORE INCOME TAXES												(2,508)	(1,814)	(2,427)
NET INCOME												(2,508)	(1,814)	(2,427)
COMPREHENSIVE INCOME (LOSS)												$ (2,508)	$ (1,814)	$ (2,427)

[1]	The fourth quarter of 2013 includes $496 million of business realignment costs and an impairment charge of $100 million resulting from the decision to retire 10 aircraft and related engines at FedEx Express. The third quarter of 2013 includes $47 million of business realignment costs. The second quarter of 2013 includes $13 million of business realignment costs.